Staff Retirement Plans	12 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
STAFF RETIREMENT PLANS

16.	STAFF RETIREMENT PLANS

The Group operates a Mandatory Provident Fund ("MPF") scheme for all qualifying employees in Hong Kong. The MPF is a defined contribution scheme and the assets of the scheme are managed by a trustee independent of the Group.

The MPF is available to all employees aged 18 to 64 with at least 60 days of service under the employment of the Group in Hong Kong. Contributions are made by the Group to the MPF at a rate of 5% based on the staff's relevant compensation.

The Group's full-time employees in China participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The China labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Group's contribution to the staff retirement plans in Hong Kong and China amounted to $227, $242 and $114 for the years ended March 31, 2017, 2018 and 2019, respectively.